Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2022	$ 1,642,855	$ 60,764	$ (101,659)	$ (319,359)	$ 1,282,601
Beginning Balance (shares) at Dec. 31, 2022					184,037,728
Net earnings (loss)				(37,426)	$ (37,426)
Other comprehensive income (loss)			18,691		18,691
Comprehensive loss			18,691	(37,426)	(18,735)
Dividends declared				(32,223)	(32,223)
Shares issued - Dividends reinvestment plan	1,939				$ 1,939
Shares issued - Dividends reinvestment plan (shares)					140,405
Shares issued - Employee share purchase plan	240				$ 240
Shares issued - Employee share purchase plan (shares)					17,809
Share options:
Shared-based compensation		3,096			$ 3,096
Share options exercised	11,710	(2,374)			$ 9,336
Share option exercised (shares)					938,615
Restricted share units to be settled in common shares:
Share-based compensation		3,701			$ 3,701
Settlement	1,695	(3,377)		(1,224)	$ (2,906)
Settlement (shares)					166,161
Income tax impact		160			$ 160
Deferred share units to be settled in common shares:
Share-based compensation		921			921
Settlement	469	(697)		(108)	$ (336)
Settlement (shares)					45,806
Income tax impact		137			$ 137
Transfer of realized gain on financial assets at fair value through other comprehensive income, net of income taxes			(1,848)	1,848
Ending Balance at Dec. 31, 2023	1,658,908	62,331	(84,816)	(388,492)	$ 1,247,931
Ending Balance (shares) at Dec. 31, 2023					185,346,524
Net earnings (loss)				16,267	$ 16,267
Other comprehensive income (loss)			(57,822)		(57,822)
Comprehensive loss			(57,822)	16,267	(41,555)
Dividends declared				(34,665)	(34,665)
Shares issued - Dividends reinvestment plan	3,282				$ 3,282
Shares issued - Dividends reinvestment plan (shares)					205,741
Shares issued - Employee share purchase plan	263				$ 263
Shares issued - Employee share purchase plan (shares)					16,497
Share options:
Shared-based compensation		1,587			$ 1,587
Share options exercised	11,916	(2,519)			$ 9,397
Share option exercised (shares)					956,758
Restricted share units to be settled in common shares:
Share-based compensation		3,569			$ 3,569
Settlement	1,586	(2,975)		(722)	$ (2,111)
Settlement (shares)					160,331
Income tax impact		422			$ 422
Deferred share units to be settled in common shares:
Share-based compensation		1,082			1,082
Settlement	201	(437)		(92)	$ (328)
Settlement (shares)					19,351
Income tax impact		507			$ 507
Normal course issuer bid purchase of common shares	(216)			(212)	$ (428)
Normal course issuer bid purchase of common shares (shares)					(26,000)
Transfer of realized other comprehensive income of Associates, net of income taxes			762	(762)
Transfer of realized gain on financial assets at fair value through other comprehensive income, net of income taxes			35	(35)
Ending Balance at Dec. 31, 2024	$ 1,675,940	$ 63,567	$ (141,841)	$ (408,713)	$ 1,188,953
Ending Balance (shares) at Dec. 31, 2024					186,679,202